CONSOLIDATED STATEMENT OF CHANGES IN TOTAL EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Dropdown Predecessor Equity [Member] USD ($)	Common Units [Member]	Common Units [Member] USD ($)	Subordinated Units [Member]	Partners Equity Subordinated [Member] USD ($)	General Partner [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) (Note 13) [Member] USD ($)	Non-controlling Interest [Member] USD ($)	Redeemable Non-controlling Interest [Member] USD ($)
Beginning balance at Dec. 31, 2009	$ 370,871	$ (61,174)		$ 348,071		$ (143,590)	$ 8,584	$ (712)	$ 219,692
Beginning balance, units at Dec. 31, 2009			27,900,000		9,800,000
Conversion of subordinated units to common units (note 17)				(143,590)		143,590
Conversion of subordinated units to common units, units (note 17)			9,800,000		(9,800,000)
Net income (loss)	78,863	(16,685)		53,811			4,359		37,378
Reclassification of redeemable non-controlling interest in net income	(806)								(806)	806
Other comprehensive (loss) income	(820)							(800)	(20)
Cash distributions	(160,046)	(1,878)		(80,766)			(4,311)		(73,091)	(2,267)
Proceeds from follow-on public offering, net of offering costs(note 17)	401,491			393,091			8,400
Proceeds from follow-on public offering, units ;net of offering costs(note 17)			17,538,000
Dilution loss on initiation of majority owned subsidiary (note 15b)	(7,432)			(3,714)			(76)		(3,642)	7,432
Equity contribution from non-controlling interest (note 15b)										35,754
Contribution of capital by joint venture partner	400								400
Purchase of the Falcon Spirit from Teekay Corporation (note 12b)	(11,295)	(4,606)		(6,555)			(134)
Net change in Parent's equity in Dropdown Predecessor (note 12b, c, d)	30,495	30,495
Purchase of the Amundsen Spirit from Teekay Corporation (note 12d)	(34,633)	(3,496)		(15,593)			(259)		(15,285)
Issuance of Teekay Offshore Operating L.P. units to non-controlling interests (note 12d, e)	33,469								33,469
Conversion of intercorporate debt to equity (note 12e)	31,470								31,470
Purchase of the Nansen Spirit from Teekay Corporation (note 12e)	(32,982)			(2,213)			(45)		(30,724)
Loss on acquisition of interest rate swaps (note 12g)	(57,061)			(28,514)			(582)		(27,965)
Purchase of the Rio das Ostras from Teekay Corporation (note 12c)	(76,381)	(103,245)		26,327			537
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)	(149)	(2,406)						2,257
Net change in Parent's equity in Dropdown Predecessor relating to Rio das Ostras (note 12c)	162,995	162,995
Ending balance at Dec. 31, 2010	728,449			540,355			16,473	745	170,876	41,725
Ending balance, units at Dec. 31, 2010			55,238,000
Net income (loss)	(96,871)	(15,075)		(108,646)			4,396		22,454
Reclassification of redeemable non-controlling interest in net income	(6,601)								(6,601)	6,601
Other comprehensive (loss) income	(2,026)							(2,461)	435
Cash distributions	(156,284)			(121,152)			(8,171)		(26,961)	(10,019)
Proceeds from follow-on public offering, net of offering costs(note 17)	419,924			411,522			8,402
Proceeds from follow-on public offering, units ;net of offering costs(note 17)			15,389,000
Contribution of capital by joint venture partner	3,750								3,750
Contribution of capital from Teekay Corporation to Rio das Ostras (note 12c)	2,000			1,960			40
Purchase of 49% of Teekay Offshore Operating L.P. (note 12h)	(386,267)			(254,237)			(5,189)	1,162	(128,003)
Conversion of intercorporate debt to equity (note 12e)	36,905								36,905
Purchase of Peary Spirit LLC (note 12f)	(37,729)			(5,386)			(110)		(32,233)
Net change in Parent's equity in Dropdown Predecessor (note 12i)	12,519	12,519
Purchase of Scott Spirit LLC (note 12i)	(33,036)	2,556		(34,880)			(712)
Ending balance at Dec. 31, 2011	484,733			429,536			15,129	(554)	40,622	38,307
Ending balance, units at Dec. 31, 2011			70,627,000
Net income (loss)	123,015			111,902			11,055		58
Reclassification of redeemable non-controlling interest in net income	4,520								4,520	(4,520)
Other comprehensive (loss) income	496							496
Cash distributions	(164,720)			(149,631)			(11,274)		(3,815)	(4,972)
Proceeds from follow-on public offering, net of offering costs(note 17)	257,229			251,921			5,308
Proceeds from follow-on public offering, units ;net of offering costs(note 17)			9,479,000
Contribution of capital by joint venture partner	2,750								2,750
Purchase of VOC equipment from Teekay Corporation (note 12j)	(2,794)			(2,738)			(56)
Ending balance at Dec. 31, 2012	$ 705,229			$ 640,990			$ 20,162	$ (58)	$ 44,135	$ 28,815
Ending balance, units at Dec. 31, 2012			80,106,000